Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.6%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	635,000	9,740,900
Verizon Communications, Inc.	350,000	13,289,500
Total		23,030,400
Media 1.0%
Comcast Corp., Class A	275,000	8,065,750
Total Communication Services		31,096,150
Consumer Discretionary 6.3%
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	37,500	4,737,000
McDonald’s Corp.	60,000	13,844,400
Total		18,581,400
Household Durables 0.4%
Newell Brands, Inc.	235,000	3,264,150
Multiline Retail 0.5%
Target Corp.	27,500	4,080,725
Specialty Retail 2.6%
Home Depot, Inc. (The)	77,500	21,385,350
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	137,500	3,909,125
Total Consumer Discretionary		51,220,750
Consumer Staples 12.5%
Beverages 5.3%
Coca-Cola Co. (The)	400,000	22,408,000
PepsiCo, Inc.	130,000	21,223,800
Total		43,631,800
Food Products 2.1%
Bunge Ltd.	50,000	4,128,500
JM Smucker Co. (The)	35,000	4,809,350
Kraft Heinz Co. (The)	240,000	8,004,000
Total		16,941,850
Household Products 2.9%
Procter & Gamble Co. (The)	185,000	23,356,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	155,000	6,258,900
Philip Morris International, Inc.	140,000	11,621,400
Total		17,880,300
Total Consumer Staples		101,810,200
Energy 10.7%
Oil, Gas & Consumable Fuels 10.7%
Chevron Corp.	170,000	24,423,900
Devon Energy Corp.	70,000	4,209,100
Exxon Mobil Corp.	410,000	35,797,100
Pioneer Natural Resources Co.	35,000	7,578,550
Shell PLC, ADR	92,500	4,602,800
Valero Energy Corp.	95,000	10,150,750
Total		86,762,200
Total Energy		86,762,200
Financials 16.7%
Banks 8.7%
Bank of America Corp.	200,000	6,040,000
JPMorgan Chase & Co.	275,000	28,737,500
M&T Bank Corp.	50,000	8,816,000
PNC Financial Services Group, Inc. (The)	82,500	12,327,150
Truist Financial Corp.	200,000	8,708,000
U.S. Bancorp	140,000	5,644,800
Total		70,273,450
Capital Markets 5.1%
Ares Capital Corp.	235,000	3,966,800
BlackRock, Inc.	14,000	7,703,920
Blackstone, Inc.	70,000	5,859,000
Morgan Stanley	192,500	15,209,425
State Street Corp.	137,500	8,361,375
Total		41,100,520
Insurance 2.5%
MetLife, Inc.	150,000	9,117,000
Principal Financial Group, Inc.	90,000	6,493,500
Progressive Corp. (The)	40,000	4,648,400
Total		20,258,900
Columbia Variable Portfolio – Dividend Opportunity Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Starwood Property Trust, Inc.	205,000	3,735,100
Total Financials		135,367,970
Health Care 14.7%
Biotechnology 2.6%
AbbVie, Inc.	160,000	21,473,600
Health Care Providers & Services 1.1%
CVS Health Corp.	95,000	9,060,150
Pharmaceuticals 11.0%
Bristol-Myers Squibb Co.	200,000	14,218,000
Johnson & Johnson	215,000	35,122,400
Merck & Co., Inc.	235,000	20,238,200
Pfizer, Inc.	440,000	19,254,400
Total		88,833,000
Total Health Care		119,366,750
Industrials 5.1%
Aerospace & Defense 1.3%
Huntington Ingalls Industries, Inc.	20,000	4,430,000
Raytheon Technologies Corp.	75,000	6,139,500
Total		10,569,500
Air Freight & Logistics 2.0%
CH Robinson Worldwide, Inc.	40,000	3,852,400
United Parcel Service, Inc., Class B	80,000	12,923,200
Total		16,775,600
Electrical Equipment 0.8%
Eaton Corp. PLC	47,500	6,334,600
Machinery 0.5%
AGCO Corp.	42,500	4,087,225
Road & Rail 0.5%
Union Pacific Corp.	20,000	3,896,400
Total Industrials		41,663,325
Information Technology 9.1%
Communications Equipment 2.3%
Cisco Systems, Inc.	375,000	15,000,000
Juniper Networks, Inc.	155,000	4,048,600
Total		19,048,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	135,000	3,917,700
IT Services 1.2%
International Business Machines Corp.	85,000	10,098,850
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	35,000	15,540,350
QUALCOMM, Inc.	50,000	5,649,000
Texas Instruments, Inc.	65,000	10,060,700
Total		31,250,050
Technology Hardware, Storage & Peripherals 1.2%
HP, Inc.	245,000	6,105,400
Seagate Technology Holdings PLC	70,000	3,726,100
Total		9,831,500
Total Information Technology		74,146,700
Materials 2.7%
Chemicals 2.1%
Dow, Inc.	165,000	7,248,450
International Flavors & Fragrances, Inc.	42,500	3,860,275
Nutrien Ltd.	72,500	6,045,050
Total		17,153,775
Metals & Mining 0.6%
Newmont Corp.	110,000	4,623,300
Total Materials		21,777,075
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 7.0%
Alexandria Real Estate Equities, Inc.	31,500	4,415,985
AvalonBay Communities, Inc.	35,000	6,446,650
Crown Castle, Inc.	67,500	9,757,125
Kimco Realty Corp.	315,000	5,799,150
Life Storage, Inc.	60,000	6,645,600
Medical Properties Trust, Inc.	300,000	3,558,000
Simon Property Group, Inc.	90,000	8,077,500
VICI Properties, Inc.	200,000	5,970,000
Welltower, Inc.	90,000	5,788,800
Total		56,458,810
Total Real Estate		56,458,810

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.0%
Electric Utilities 4.0%
American Electric Power Co., Inc.	92,500	7,996,625
Duke Energy Corp.	105,000	9,767,100
Entergy Corp.	77,500	7,798,825
FirstEnergy Corp.	175,000	6,475,000
Total		32,037,550
Total Utilities		32,037,550
Total Common Stocks (Cost $748,074,182)		751,707,480

Convertible Preferred Stocks 5.9%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	42,500	4,046,000
Total Consumer Discretionary			4,046,000
Health Care 1.8%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.000%	90,000	4,242,600
Boston Scientific Corp.	5.500%	65,000	6,705,238
Total			10,947,838
Life Sciences Tools & Services 0.5%
Danaher Corp.	5.000%	3,000	4,020,000
Total Health Care			14,967,838
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.5%
Professional Services 0.5%
Clarivate PLC	5.250%	85,000	3,624,400
Total Industrials			3,624,400
Utilities 3.1%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.219%	85,000	4,127,600
Multi-Utilities 2.6%
DTE Energy Co.	6.250%	265,000	13,287,100
NiSource, Inc.	7.750%	77,500	7,795,725
Total			21,082,825
Total Utilities			25,210,425
Total Convertible Preferred Stocks (Cost $51,252,851)			47,848,663

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(b)	10,474,207	10,468,969
Total Money Market Funds (Cost $10,469,147)		10,468,969
Total Investments in Securities (Cost: $809,796,180)		810,025,112
Other Assets & Liabilities, Net		1,407,941
Net Assets		811,433,053

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	4,104,527	109,935,539	(103,570,919)	(178)	10,468,969	(214)	36,487	10,474,207
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Dividend Opportunity Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7005_12_A01_(11/22)